SUMMARY PROSPECTUS December 19, 2011

AllianceBernstein Dynamic All Market Fund

Ticker: Class 1–ADADX; Class 2–ADAEX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated December 19, 2011, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.alliancebernstein.com/links/mf, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

PRO-INSTIT-0136-DAM-1211

INVESTMENT OBJECTIVE

The Fund’s investment objective is to maximize total return consistent with the Adviser’s determination of reasonable risk. Total return is the sum of capital appreciation and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class 1 Shares	Class 2 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	.60%	.60%
Distribution and/or Service (12b-1) Fees	.25%	None
Other Expenses:
Transfer Agent	.02%	.02%
Other Expenses	.52%	.52%

Total Other Expenses(a)	1.39%	1.14%

Acquired Fund Fees and Expenses(a)	.04%	.04%

Total Annual Fund Operating Expenses	1.43%	1.18%

Fee Waiver and/or Expense Reimbursement(b)	(.34)%	(.34)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%	.84%

(a)	Total Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(b)	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through February 28, 2015 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.05% on Class 1 shares or 0.80% on Class 2 shares (excluding Acquired Fund Fees and Expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until February 28, 2015, provided that no reimbursement payment will be made that would cause the Fund’s total annual Fund operating expenses to exceed the percentages in the preceding sentence or cause the total of the payments to exceed the Fund’s total initial offering expenses.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class 1	Class 2
After 1 Year	$111	$86
After 3 Years	$347	$268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

PRINCIPAL STRATEGIES

The Fund invests dynamically in a number of global asset classes, including equity, fixed-income, real assets, credit and currencies. In making asset allocation decisions, the Adviser will use both fundamental analysis and its proprietary dynamic asset allocation process. This process generates forecasts of volatility, correlation and expected return that allow the Adviser to gauge changes in the risk/return trade-off across a range of asset classes. The Adviser may make frequent adjustments to the Fund’s asset class exposures based on this continued monitoring of risks and potential returns.

In addition, the Adviser will seek to allocate the Fund’s investments such that the Fund’s asset classes contribute to its overall expected risk and volatility in a more balanced manner than is typical in a portfolio with approximately equal allocations to equity and fixed-income securities, where volatility often can be attributed largely to equities. This means that the Fund will generally have greater exposures to lower risk asset classes (such as fixed-income) than to higher risk asset classes. In addition to these risk considerations, the Adviser will consider its forecasts for return as well as risk in making asset allocation decisions. To achieve the overall risk/return profile that the Adviser believes is most appropriate in light of the Fund’s investment objective, a combination of direct securities investments, derivative instruments and reverse repurchase agreements will be used to gain asset class exposure so that the Fund’s aggregate exposure will generally be substantially in excess of its net assets (i.e., so that the Fund is effectively leveraged).

The asset classes in which the Fund may invest include:

•	equity (generally large-capitalization equity securities and related derivatives; also small- and mid-capitalization equity securities and related derivatives to a lesser degree);

•	fixed-income (sovereign debt obligations; interest rate derivatives);

•	credit (corporate debt securities, including high-yield debt securities or “junk bonds”, and credit derivatives such as credit default swaps);

•	real assets, including:

•	commodities, commodity-linked derivative instruments, including futures and options thereon, and companies engaged in commodity businesses,

•	real estate investment trusts (“REITs”) and other real estate-related securities,

•	inflation-linked securities and related derivatives; and

•	currencies.

The Fund’s investments within each asset class will generally be index-based – i.e., portfolios of securities intended to track the performance of a particular index and index-based exchange-traded funds (“ETFs”) and derivatives. The Fund’s investments in each asset class will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund may invest in debt securities with a range of maturities from short- to long-term.

ETFs and derivatives, such as options, futures, forwards and swap agreements, may provide more efficient and economical exposure to market segments than direct investments, and the Fund’s market exposures may at times be achieved almost entirely through investments in ETF shares and/or through the use of derivatives. Shares of ETFs and derivatives transactions may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. In determining when and to what extent to invest in ETFs or to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a significant portion of the Fund’s assets may be held in cash or invested in cash equivalents, such as short-term U.S. Government and agency securities, repurchase agreements and money market funds.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Dynamic All Market (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments.

The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its net assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund’s foreign currency exposures will come both from investments in equity and debt securities priced or denominated in foreign currencies and from direct holdings of foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS

•

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

•

Allocation Risk: The allocation of the Fund’s assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund’s net asset value, or NAV, when one of these asset classes is performing better or worse than others.

•

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

•

Leverage Risk: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

•

Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

•

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

•

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default causing a loss of the full principal amount of a security or the amount to which the Fund is entitled in a derivative transaction. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

•

High Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

•

Commodity Risk: Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

•

Real Estate Risk: The Fund’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

•	Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers.

•

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service with the Fund	Title
Seth J. Masters	Since 2011	Senior Vice President of the Adviser

Daniel J. Loewy	Since 2011	Senior Vice President of the Adviser

Mark A. Hamilton	Since 2011	Senior Vice President of the Adviser

Brian T. Brugman	Since 2011	Vice President of the Adviser

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

	Initial	Subsequent
Class 1 Shares (only available to private clients of Sanford C. Bernstein & Co. LLC (“Bernstein”))	$5,000	None
Class 2 Shares (as available to private clients of Bernstein)	None*	None

*	Requires a private client to meet certain minimum requirements for assets under management with Bernstein.

You may sell (redeem) your shares each day the New York Stock Exchange is open by contacting your Bernstein Advisor.

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Shares of the Fund are offered through the Adviser’s private client channel and institutional channel and are generally not sold through intermediaries. However, if you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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